UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811- 6395

DREYFUS NEW YORK MUNICIPAL CASH MANAGEMENT
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Mark N. Jacobs, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end:	1/31

Date of reporting period:	4/30/06

FORM N-Q

Item 1. Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus New York Municipal Cash Management
April 30, 2006 (Unaudited)

	Coupon	Maturity	Principal
Short-Term Investments--101.4%	Rate (%)	Date	Amount ($)	Value ($)

New York--100.5%
Albany Industrial Development
Agency, Housing Revenue (South
Mall Towers Albany, L.P.
Project) (Insured; FNMA and
Liquidity Facility; FNMA)	3.85	5/7/06	6,700,000a	6,700,000
Allegany County,
GO Notes, BAN (LOC; JP Morgan
Chase Bank)	4.25	9/27/06	2,800,000	2,811,135
Chautauqua County Industrial
Development Agency, Civic
Facility Revenue (Gerry Homes
Project) (LOC; HSBC Bank USA)	3.90	5/7/06	13,400,000a	13,400,000
Chemung County Industrial
Development Agency, IDR (MMARS
2nd Program) (LOC; HSBC Bank
USA)	3.90	5/7/06	1,140,000a	1,140,000
Clinton County,
GO Notes, BAN	3.72	7/20/06	2,400,000	2,400,450
Dutchess County Industrial
Development Agency, Civic
Facility Revenue, Refunding
(Lutheran Center) (LOC; Key
Bank)	3.84	5/7/06	3,815,000a	3,815,000
Erie County Industrial Development
Agency, Civic Facility Revenue
(D'Youville College Project)
(LOC; HSBC Bank USA)	3.90	5/7/06	7,310,000a	7,310,000
Erie County Industrial Development
Agency, Civic Facility Revenue
(Heritage Center Project)
(LOC; Key Bank)	3.86	5/7/06	2,400,000a	2,400,000
Erie County Industrial Development
Agency, Civic Facility Revenue
(YMCA of Greater Buffalo
Project) (LOC; HSBC Bank USA)	3.90	5/7/06	1,350,000a	1,350,000
Erie County Industrial Development
Agency, Civic Facility Revenue
(YMCA of Greater Buffalo
Project) (LOC; HSBC Bank USA)	3.90	5/7/06	4,000,000a	4,000,000
Erie County Industrial Development
Agency, School Facility
Revenue (City School District
of the City of Buffalo
Project) (Insured; FSA and
Liquidity Facility; Goldman
Sachs)	3.83	5/7/06	3,340,000a,b	3,340,000
Erie County Tobacco Asset
Securitization Corporation,
Tobacco Settlement
Asset-Backed Bonds (Liquidity
Facility; Merrill Lynch and
LOC; Merrill Lynch)	3.86	5/7/06	3,245,000a,b	3,245,000
Hampton Bays Union Free School
District, GO Notes, TAN	3.67	6/22/06	6,500,000	6,501,394
Herkimer County Industrial
Development Agency, IDR (F.E.
Hale Manufacturing Co.) (LOC;
HSBC Bank USA)	3.90	5/7/06	2,450,000a	2,450,000
Metropolitan Transportation
Authority, Dedicated Tax Fund
(Insured; AMBAC and Liquidity
Facility; Wachovia Bank)	3.79	5/7/06	17,400,000a	17,400,000
Metropolitan Transportation
Authority,Transportation
Revenue (Insured;AMBACand
Liquidity Facility; The Bank
of New York)	3.83	5/7/06	5,665,000a,b	5,665,000
Metropolitan Transportation
Authority, Transportation
Revenue, CP (LOC; ABN-AMRO)	3.47	6/15/06	13,000,000	13,000,000
Monroe County Industrial
Development Agency, Industrial
Revenue (Chaney Enterprise)
(LOC; M&T Bank)	4.00	5/7/06	2,700,000a	2,700,000
Monroe County Industrial
Development Agency, Industrial
Revenue (Genesee Metal
Stampings) (LOC; HSBC Bank USA)	3.90	5/7/06	910,000a	910,000
Monroe County Industrial
Development Agency, LR (Robert
Weslayan College Project)
(LOC; M&T Bank)	3.86	5/7/06	2,900,000a	2,900,000
Nassau County Industrial
Development Agency, Civic
Facility Revenue (Saint Mary's
Children Project) (LOC;
Commerce Bank)	3.85	5/7/06	2,015,000a	2,015,000
Nassau County Industrial
Development Agency, Revenue
(Bryant Landing Project)
(Liquidity Facility; Merrill
Lynch and LOC; Merrill Lynch)	3.90	5/7/06	5,000,000a,b	5,000,000
Nassau County Tobacco Settlement
Corporation, Tobacco
Settlement Asset-Backed Bonds
(Liquidity Facility; Merrill
Lynch Capital Services and
LOC; Merrill Lynch)	3.87	5/7/06	10,000,000a,b	10,000,000
New York City
(Liquidity Facility; Merrill
Lynch)	3.86	5/7/06	7,000,000a,b	7,000,000
New York City
(LOC; Bank of America)	3.77	5/1/06	3,000,000a	3,000,000
New York City
(LOC; Bank of America)	3.80	5/7/06	8,100,000a	8,100,000
New York City,
CP (Insured; MBIA and
Liquidity Facility; Landesbank
Hessen-Thuringen Girozentrale)	3.28	5/15/06	15,000,000	15,000,000
New York City,
GO Notes	4.97	8/1/06	2,900,000	2,912,877
New York City,
GO Notes	6.96	8/1/06	3,000,000	3,028,209
New York City Industrial
Development Agency, Civic
Facility Revenue (Birch Wathen
Lenox School Project) (LOC;
Allied Irish Bank)	3.80	5/7/06	5,250,000a	5,250,000
New York City Industrial
Development Agency,Civic
Facility Revenue (Brooklyn
United Methodist Project)
(LOC; The Bank of New York)	3.78	5/7/06	3,720,000a	3,720,000
New York City Industrial
Development Agency, Civic
Facility Revenue (French
Institute Alliance) (LOC; M&T
Bank)	3.85	5/7/06	2,550,000a	2,550,000
New York City Industrial
Development Agency, Civic
Facility Revenue (Jewish
Community Center) (LOC; M&T
Bank)	3.86	5/7/06	5,000,000a	5,000,000
New York City Industrial
Development Agency, Civic
Facility Revenue (Village
Community School Project)
(LOC; M&T Bank)	3.85	5/7/06	2,450,000a	2,450,000
New York City Industrial
Development Agency, IDR,
Refunding (Plaza Packaging
Project) (LOC; The Bank of New
York)	3.92	5/7/06	1,370,000a	1,370,000
New York City Industrial
Development Agency, Liberty
Revenue (7 World Trade Center,
LLC Project) (LOC; Citibank
N.A. and Liquidity Facility;
Citibank N.A.)	3.84	5/7/06	2,200,000a,b	2,200,000

New York City Industrial
Development Agency, Liberty
Revenue (FC Hanson Office
Associates LLC Project) (LOC;
Lloyds TSB Bank PLC)	3.78	5/7/06	4,500,000a	4,500,000
New York City Industrial
Development Agency, Special
Facilities Revenue (Liquidity
Facility; Merrill Lynch)	3.86	5/7/06	8,200,000a,b	8,200,000
New York City Municipal Water
Finance Authority, Water and
Sewer System Revenue
(Liquidity Facility; Dexia
Credit Locale)	3.80	5/7/06	10,000,000a	10,000,000
New York City Municipal Water
Finance Authority, Water and
Sewer System Revenue (Putters
Program) (Liquidity Facility;
JP Morgan Chase Bank)	3.84	5/7/06	7,860,000a,b	7,860,000
New York Counties Tobacco Trust I,
Revenue (Liquidity Facility;
Merrill Lynch and LOC; Merrill
Lynch)	3.86	5/7/06	2,680,000a,b	2,680,000
New York Liberty Development
Corporation, Revenue (Goldman
Sachs Headquarters Issue)
(Liquidity Facility; Citibank
N.A.)	3.83	5/7/06	9,300,000a,b	9,300,000
New York State,
GO, Refunding	6.46	7/15/06	1,000,000	1,006,977
New York State Dormitory
Authority, CP (Mount Sinai
Medical School) (LOC; JP Morgan
Chase Bank)	3.32	5/15/06	3,200,000	3,200,000
New York State Dormitory
Authority, Revenue (Oxford
University Press Inc.) (LOC;
Landesbank Hessen-Thuringen
Girozentrale)	3.80	5/1/06	3,000,000a	3,000,000
New York State Dormitory
Authority, Revenue (Park Ridge
Hospital Inc.) (LOC; JP Morgan
Chase Bank)	3.80	5/7/06	10,900,000a	10,900,000
New York State Dormitory
Authority, Revenue (Pratt
Institute) (Insured; Radian
Bank and Liquidity Facility;
Citibank N.A.)	3.84	5/7/06	6,500,000a	6,500,000
New York State Dormitory
Authority, Revenue (New York
StateRehabilitation
AssociationPooledLoan
ProgramNumber2) (Insured;
CIFG)	3.97	7/1/06	1,120,000	1,121,381
New York State Housing Finance
Agency,LR(Liquidity
Facility; Merrill Lynch)	3.86	5/1/06	4,990,000a,b	4,990,000
New York State Housing Finance
Agency,Revenue (33 West End
Avenue Apartments) (LOC; HSBC
Bank USA)	3.92	5/7/06	9,000,000a	9,000,000
New York State Housing Finance
Agency,Revenue (240East39th
StreetHousing) (LOC;FNMA)	3.82	5/7/06	8,100,000a	8,100,000
New York State Housing Finance
Agency, Revenue (250 West 93rd
Street) (LOC; Bank of America)	3.85	5/7/06	5,000,000a	5,000,000
New York State Housing Finance
Agency, Revenue (360 West 43rd
Street) (LOC; FNMA)	3.80	5/7/06	5,050,000a	5,050,000
New York State Housing Finance
Agency, Revenue (4003rd
Avenue Apartments) (LOC; Key
Bank)	3.92	5/7/06	4,500,000a	4,500,000
Oneida County Industrial
Development Agency, Civic
Facility Revenue (Mohawk
Valley Community College
Dormitory Corporation Project)
(LOC; Citibank N.A.)	3.79	5/7/06	8,470,000a	8,470,000
Ontario County Industrial
Development Agency, IDR (Dixit
Enterprises) (LOC; HSBC Bank
USA)	3.90	5/7/06	3,000,000a	3,000,000
Port Authority of New York and New
Jersey, Transit Revenue
(Insured; CIFG and Liquidity
Facility; Merrill Lynch)	3.85	5/7/06	5,895,000a,b	5,895,000
Port Authority of New York and New
Jersey, Transportation
Revenue, CP (Liquidity
Facility; Landesbank
Hessen-Thuringen Girozentrale)	3.20	7/12/06	15,000,000	15,000,000
Port Authority of New York and New
Jersey, Transportation
Revenue, CP (Liquidity
Facility; Landesbank
Hessen-Thuringen Girozentrale)	3.23	7/13/06	4,000,000	4,000,000
Port Authority of New York and New
Jersey, Transportation
Revenue, CP (Liquidity
Facility; Landesbank
Hessen-Thuringen Girozentrale)	3.24	7/13/06	3,160,000	3,160,000
Poughkeepsie Industrial
Development Agency, Senior
Living Facility Revenue (Manor
at Woodside Project) (LOC; The
Bank of New York)	3.82	5/7/06	4,800,000a	4,800,000
Rensselaer Industrial Development
Agency, IDR (Capital View
Office Park Project) (LOC; M&T
Bank)	3.78	1/2/07	5,015,000	5,015,000
Roaring Fork Municipal Products
LLC, Revenue (Liquidity
Facility; The Bank of New York)	3.87	5/7/06	10,385,000a,b	10,385,000
Sachem Central School District at
Holbrook, GO Notes, TAN	3.69	6/22/06	12,000,000	12,016,475
Suffolk County Industrial
Development Agency, IDR
(Belmont Villas LLC Facility)
(Insured; FNMA and Liquidity
Facility; FNMA)	3.85	5/7/06	6,000,000a	6,000,000
Syracuse Industrial Development
Agency, Civic Facility Revenue
(Community Development
Properties-Larned Project)
(LOC; M&T Bank)	3.86	5/7/06	5,870,000a	5,870,000
Tompkins County Industrial
Development Agency, Civic
Facility Revenue (Tompkins
Cortland Community College
Foundation, Inc.) (LOC;
Citizens Bank of Massachusetts)	3.79	5/7/06	3,525,000a	3,525,000
Tompkins County Industrial
Development Agency, College
and University Revenue
(Cortland College) (LOC; HSBC
Bank USA)	3.79	5/7/06	4,350,000a	4,350,000
TSASC Inc. of New York,
Tobacco Settlement
Asset-Backed Bonds (Liquidity
Facility; Merrill Lynch)	3.87	5/7/06	19,885,000a,b	19,885,000
TSASC Inc.of New York,
Tobacco Settlement
Asset-Backed Bonds (Liquidity
Facility; Merrill Lynch)	3.90	5/7/06	5,000,000a,b	5,000,000
Ulster County Industrial
Development Agency, IDR (Selux
Corporation Project) (LOC; M&T
Bank)	3.95	5/7/06	1,910,000a	1,910,000
Warren and Washington Counties
Industrial Development Agency,
Civic Facility Revenue (Glen
at Hil and Meadows Project)
(LOC; PNC Bank)	3.81	5/7/06	4,365,000a	4,365,000
Westchester County Industrial
Development Agency, Civic
Facility Revenue (The Masters
School) (LOC; Allied Irish
Bank)	3.80	5/7/06	3,440,000a	3,440,000
Westchester County Industrial
Development Agency, Civic
Facility Revenue (Young Men's
Christian Association) (LOC;
Allied Irish Bank)	3.79	5/7/06	3,000,000a	3,000,000
Westchester County Industrial
Development Agency, Commercial
Facility Revenue (Panorama
Flight Service Inc. Project)
(LOC; The Bank of New York)	3.82	5/7/06	4,875,000a	4,875,000
Westchester Tobacco Asset
Securitization Corporation,
Tobacco Settlement
Asset-Backed Bonds (Liquidity
Facility; Merrill Lynch and
LOC; Merrill Lynch)	3.86	5/7/06	4,300,000a,b	4,300,000
Yonkers Industrial Development
Agency, MFHR (Main Street
Lofts Yonkers LLC Project)
(LOC; M&T Bank)	3.90	5/7/06	15,000,000a	15,000,000
Yonkers Industrial Development
Agency, Revenue (Merlots
Program) (Insured; GNMA and
Liquidity Facility; Wachovia
Bank)	3.86	5/7/06	4,215,000a,b	4,215,000

U.S. Related--.9%
Puerto Rico Commonwealth,
TRAN (LOC: Bank of Nova
Scotia, BanqueParibas,
Citibank N.A.,Dexia Credit
Locale, Fortis Bank, Royal
Bank of Canada and State
Street Bank and Trust Co.)	4.46	7/28/06	4,000,000	4,012,061

Total Investments(cost $448,430,959)			101.4%	448,430,959
Liabilities, Less Cash and Receivables			(1.4%)	(6,262,918)
Net Assets			100.0%	442,168,041

a Securities payable on demand. Variable interest rate--subject to periodic change.
b Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2006, these securities amounted to $119,160,000 or 26.9% of net assets.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Summary of Abbreviations

ACA	American Capital Access	AGC	ACE Guaranty Corporation
AGIC	Asset Guaranty Insurance Company	AMBAC American Municipal Bond Assurance Corporation
ARRN	Adjustable Rate Receipt Notes	BAN	Bond Anticipation Notes
BIGI	Bond Investors Guaranty Insurance	BPA	Bond Purchase Agreement
CGIC	Capital Guaranty Insurance Company	CIC	ContinentalInsuranceCompany
CIFG	CDC Ixis Financial Guaranty	CMAC	Capital Market Assurance Corporation
COP	Certificate of Participation	CP	CommercialPaper
EDR	Economic Development Revenue	EIR	Environment Improvement Revenue
FGIC	Financial Guaranty Insurance Company	FHA	Federal Housing Administration
FHLB	FederalHomeLoanBank	FHLMC Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association	FSA	Financial Security Assurance
GAN	Grant Anticipation Notes	GIC	Guaranteed Investment Contract
GNMA	Government National Mortgage Association	GO	General Obligation
HR	Hospital Revenue	IDB	Industrial Development Board
IDC	Industrial Development Corporation	IDR	Industrial Development Revenue
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MBIA	Municipal Bond Investors Assurance Insurance Corporation
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	RAC	Revenue Anticipation Certificates
RAN	Revenue Anticipation Notes	RAW	Revenue Anticipation Warrants
RRR	Resources Recovery Revenue	SAAN	State Aid Anticipation Notes
SBPA	Standby Bond Purchase Agreement	SFHR	Single Family Housing Revenue
SFMR	Single Family Mortgage Revenue	SONYMA State of New York Mortgage Agency
SWDR	Solid Waste Disposal Revenue	TAN	Tax Anticipation Notes
TAW	Tax Anticipation Warrants	TRAN	Tax and Revenue Anticipation Notes
XLCA	XL Capital Assurance

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits. (a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

DREYFUS NEW YORK MUNICIPAL CASH MANAGEMENT

By:	/s/ Stephen E. Canter

Stephen E. Canter
President
Date:	June 22, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Stephen E. Canter

Stephen E. Canter
Chief Executive Officer
Date:	June 22, 2006

By:	/s/ James Windels

James Windels
Chief Financial Officer
Date:	June 22, 2006

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)